Significant Accounting Policies [Text Block]	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes
Significant Accounting Policies
NOTE 3 – SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of Eastgate Acquisitions Corporation and its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes.

         Research and Development Costs

The Company expenses research and development costs to operations as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including employee-related expenses; laboratory supplies and other direct expenses; third-party contractual costs relating to nonclinical studies and related contract manufacturing expenses, development of manufacturing processes and regulatory registration.

Foreign Currency Translation

Foreign denominated assets and liabilities of the Company are translated into U.S. dollars at the prevailing exchange rates in effect at the end of the reporting period.  Income statement accounts are translated at a weighted average of exchange rates which were in effect during the period.  Translation adjustments that arise from translating the foreign subsidiary’s financial statements from local currency to U.S. currency are recorded in the other comprehensive loss component of stockholders’ equity.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had or is not expected to have a material impact on the Company’s financial position or statements.

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

Eastgate Acquisitions Corporation (The Company) was organized on September 8, 1999, under the laws of the State of Nevada. The Company is a development stage company which has limited history of operations is engaged in the research and development of drug delivery innovations for developing of improved novel formulations and alternative dosage forms of existing biologically active molecules.  During the year ended December 31, 2012 the Company formed Eastgate Pharmaceuticals, Inc. as a wholly-owned subsidiary of the Company.

Principles of Consolidation

The consolidated financial statements include the accounts of Eastgate Acquisitions Corporation and its wholly-owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

 Development Stage Company

The accompanying consolidated financial statements have been prepared in accordance with the provision of FASB ASC Topic 915, Development Stage Entities.”

 Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

 Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes.

Property and Equipment

Property and equipment are recorded at cost and are depreciated when placed into service using the straight-line method based on their estimated useful lives of five year. Equipment under capital leases are stated at the lower of fair market value or net present value of the minimum lease payments at the inception of the leases.

Research and Development Costs

The Company expenses research and development costs to operations as incurred. Research and development expenses are comprised of costs incurred in performing research and development activities, including employee-related expenses; laboratory supplies and other direct expenses; third-party contractual costs relating to nonclinical studies and related contract manufacturing expenses, development of manufacturing processes and regulatory registration.

Impairment of Long-Lived Assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Income Taxes

The Company provides for income taxes under ASC 740, Accounting for Income Taxes. ASC 740 requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse.

ASC 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The provision for income taxes differs from the amounts which would be provided by applying the statutory federal income tax rate of 39% to net the loss before provision for income taxes for the following reasons:

	December 31,	December 31,
	2013	2012

Income tax expense at statutory rate	$(670,860)	$(242,900)
Contributed services		1,170
Stock issued for services		39,000
Depreciation and amortization	5,662
Change in valuation allowance	665,198	202,730
Income tax expense per books	$-0-	$-0-

Net deferred tax assets consist of the following components as of:

	December 31,	December 31,
	2013	2012

NOL carryover	$961,102	$290,241
Valuation allowance	(961,102)	(290,241)
Net deferred tax asset	$-0-	$-0-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of $2,322,844 for federal income tax reporting purposes are subject to annual limitations. When a change in ownership occurs, net operating loss carry forwards may be limited as to use in future years.

Earnings (Loss) per Share

The Company has adopted ASC 260, “Earnings Per Share,” (“EPS”) which requires presentation of basic and diluted EPS on the face of the income statement for all entities with complex capital structures, and requires a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. In the accompanying financial statements, basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the period.

The Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding.

 Comprehensive Loss

Other comprehensive loss, which includes only foreign currency translation adjustments, is shown in the Statement of Changes in Stockholder’s Equity.

 Foreign Currency Translation

Foreign denominated assets and liabilities of the Company are translated into U.S. dollars at the prevailing exchange rates in effect at the end of the reporting period.  Income statement accounts are translated at a weighted average of exchange rates which were in effect during the period.  Translation adjustments that arise from translating the foreign subsidiary’s financial statements from local currency to U.S. currency are recorded in the other comprehensive loss component of stockholders’ equity.

Recent Accounting Pronouncements

The Company has evaluated recent accounting pronouncements and their adoption has not had nor is not expected to have a material impact on the Company’s financial position or statements.

Accounting Basis

The basis is accounting principles generally accepted in the United States of America.  The Company has adopted a December 31 fiscal year end.